[TRAVELERS Life & Annuity LOGO]
Principal Guarantee                                        A member of citigroup




                                                  TRAVELERS VINTAGE XTRA ANNUITY
                                            SUPPLEMENT DATED FEBRUARY 3, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002


1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                           STANDARD DEATH BENEFIT   ENHANCED DEATH BENEFIT
 Mortality and Expense Risk Charge.........        1.25%                    1.45%
 Administrative Expense Charge.............        0.15%                    0.15%
 Total with No Optional Features Selected..        1.40%                    1.60%
 Total with E.S.P. only selected...........        1.60%                    1.80%
 Total with GMWB only selected.............        2.40%                    2.60%
 Total with E.S.P. and GMWB selected.......        2.60%                    2.80%


2. The following expense example table is added to the Fee Table.


EXAMPLE: ENHANCED DEATH BENEFIT WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above for the Enhanced Death Benefit with the E.S.P. and GMWB options selected.

-------------------------------------------------------------------------------------------------------------------------
                                                       IF CONTRACT IS SURRENDERED AT   IF CONTRACT IS NOT SURRENDERED OR
                                                          THE END OF PERIOD SHOWN:     ANNUITIZED AT END OF PERIOD SHOWN:
                                                   ----------------------------------  ----------------------------------
FUNDING OPTION                                     1 YEAR   3 YEARS  5 YEARS    10      1 YEAR   3 YEARS  5 YEARS   10
                                                                               YEARS                               YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      AIM V.I. Premier Equity Fund - Series I        107      175      231      339       31       95       161     339
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
      Growth and Income Portfolio - Class B          108      177      235      346       32       97       165     346
      Premier Growth Portfolio - Class B             112      188      253      379       35      108       183     379
AMERICAN VARIABLE INSURANCE SERIES
      Global Growth Fund - Class 2                   108      178      236      348       32       98       166     348
      Growth Fund - Class 2                          105      169      221      318       29       89       151     318
      Growth-Income Fund - Class 2                   105      168      219      315       29       88       149     315
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
      Franklin Small Cap Fund - Class 2              109      180      239      354       33      100       169     354
      Mutual Shares Securities Fund - Class 2        109      181      241      357       33      101       171     357
      Templeton Foreign Securities Fund - Class 2    110      184      246      367       34      104       176     367
GREENWICH STREET SERIES FUND
      Appreciation Portfolio                         106      173      228      332       30       93       158     332
      Diversified Strategic Income Portfolio         106      172      227      331       30       92       157     331
      Equity Index Portfolio - Class II Shares       105      167      219      315       28       87       149     315
      Fundamental Value Portfolio                    106      173      228      332       30       93       158     332
JANUS ASPEN SERIES
      Aggressive Growth Portfolio - Service          108      177      235      346       32       97       165     346
      Shares

PIMCO VARIABLE INSURANCE TRUST
      Total Return Portfolio-Administrative Class    105      169      222      320       29       89       152     320
PUTNAM VARIABLE TRUST
      Putnam VT International Growth Fund -          111      185      248      370       34      105       178     370
      Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB      112      190      255      384       36      110       185     384
      Shares
      Putnam VT Voyager II Fund - Class IB Shares    116      200      273      416       40      120       203     416
SALOMON BROTHERS VARIABLE SERIES FUND INC.
      Capital Fund                                   109      179      239      353       33       99       169     353
      Investors Fund                                 107      174      230      336       31       94       160     336
      Small Cap Growth Fund                          113      193      261      395       37      113       191     395
SMITH BARNEY INVESTMENT SERIES
      Smith Barney Large Cap Core Portfolio          108      177      235      346       32       97       165     346
      Smith Barney Premier Selection All Cap         108      178      236      348       32       98       166     348
      Growth Portfolio
THE TRAVELERS SERIES TRUST
      Equity Income Portfolio                        107      173      229      333       30       93       159     333
      Large Cap Portfolio                            107      173      229      333       30       93       159     333
      MFS Emerging Growth Portfolio                  108      176      233      343       31       96       163     343
      MFS Research Portfolio                         108      177      235      346       32       97       165     346
TRAVELERS SERIES FUND INC.
      AIM Capital Appreciation Portfolio             107      174      230      337       31       94       160     337
      Alliance Growth Portfolio                      107      174      230      336       31       94       160     336
      MFS Total Return Portfolio                     107      174      230      337       31       94       160     337
      Smith Barney Aggressive Growth Portfolio       107      175      231      338       31       95       161     338
      Smith Barney High Income Portfolio             105      170      223      322       29       90       153     322
      Smith Barney International All Cap Growth      109      179      239      353       33       99       169     353
      Portfolio
      Smith Barney Large Cap Value Portfolio         105      170      223      322       29       90       153     322
      Smith Barney Large Capitalization Growth       107      173      228      333       30       93       158     333
      Portfolio
      Smith Barney Mid Cap Core Portfolio            108      178      236      348       32       98       166     348
      Smith Barney Money Market Portfolio            104      166      216      309       28       86       146     309
      Travelers Managed Income Portfolio             106      170      223      323       29       90       153     323
      Van Kampen Enterprise Portfolio                106      172      226      329       30       92       156     329
VAN KAMPEN LIFE INVESTMENT TRUST
      Emerging Growth Portfolio                      106      172      227      331       30       92       157     331
VARIABLE ANNUITY PORTFOLIOS
      Smith Barney Small Cap Growth                  108      177      234      344       32       97       164     344
      Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund(R)Portfolio - Service Class         106      172      226      329       30       92       156     329
VARIABLE INSURANCE PRODUCTS FUND III
      Mid Cap Portfolio - Service Class 2            108      176      233      342       31       96       163     342

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include PURCHASE PAYMENT CREDITS. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. PURCHASE PAYMENT CREDITS, although included in your CONTRACT VALUE, are not included in your RBB unless you reset your RBB, as described below. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal minus any purchase payment credits applied within 12 months of the withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

--------------------------------------------------------------------------------------------------------------------------
                            Assumes 15% gain on investment                      Assumes 15% loss on investment
------------------- ---------- ------------------- ------------------- ------------ ------------------- ------------------
                     Contract          RBB               AWB (5%)        Contract           RBB              AWB (5%)
                       Value                                               Value
------------------- ---------- ------------------- ------------------- ------------ ------------------- ------------------
Values As Of
------------------- ---------- ------------------- ------------------- ------------ ------------------- ------------------
Contract date        $105,000        $100,000            $5,000          $105,000         $100,000             $5,000
------------------- ---------- ------------------- ------------------- ------------ ------------------- ------------------
Immediately prior    $120,750        $100,000            $5,000           $89,250         $100,000             $5,000
to withdrawal,
contract year two
------------------- ---------- ------------------- ------------------- ------------ ------------------- ------------------
Immediately after    $110,750         $91,718            $4,586           $79,250          $88,796             $4,440
withdrawal,
contract year two               [100,000 - (100,000   [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                 x10,000/120,750)]   x10,000/120,750)]                 x10,000/89,250)]     x10,000/89,250
--------------------------------------------------------------------------------------------------------------------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE minus any PURCHASE PAYMENT CREDITS received 12 months prior to the reset date. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

   If your contract value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.










L-19938                                                          February, 2003














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